Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Preferred shares	Ordinary shares		Treasury shares		Additional paid-in capital	Share subscription receivable	Statutory reserves	Retained earnings	Accumulated other comprehensive income(loss)	Total
Balances at Dec. 31, 2021		$ 1,533		$ (481)	[1]	$ 21,884,962	$ (1,000,000)	$ 112,347	$ 25,092,043	$ 1,097,956	$ 47,188,360
Balances (in Shares) at Dec. 31, 2021		6,130,946
Balances (in Shares) at Dec. 31, 2021				(1,922,000)
Share subscription received							1,000,000				1,000,000
Issuance of ordinary shares for consulting fees		$ 9	[1]			464,805					464,814
Issuance of ordinary shares for consulting fees (in Shares)		36,456
Net income									3,235,686		3,235,686
Statutory reserve								12,410	(12,410)
Foreign currency translation										(2,273,012)	(2,273,012)
Balances at Dec. 31, 2022		$ 1,542		$ (481)		22,349,767		124,757	28,315,319	(1,175,056)	49,615,848
Balances (in Shares) at Dec. 31, 2022		6,167,402
Balances (in Shares) at Dec. 31, 2022				(1,922,000)
Issuance of ordinary shares for consulting fees						92,960					92,960
Additional rounding shares issued due to share reconsolidation		$ 1				(1)
Additional rounding shares issued due to share reconsolidation (in Shares)		23,938
Net income									(3,598,480)		(3,598,480)
Statutory reserve								28,280	(28,280)
Foreign currency translation										(560,679)	(560,679)
Balances at Dec. 31, 2023		$ 1,543		$ (481)	[1]	22,442,726		153,037	24,688,559	(1,735,735)	$ 45,549,649
Balances (in Shares) at Dec. 31, 2023		6,191,340
Balances (in Shares) at Dec. 31, 2023				(1,922,000)							1,922,000
Stock compensation		$ 75				572,925					$ 573,000
Stock compensation (in Shares)		300,000
Shares issued for private placement		$ 3,500				6,996,500					7,000,000
Shares issued for private placement (in Shares)		14,000,000
Transaction costs related to private placement		$ 210				(300,210)					(300,000)
Transaction costs related to private placement (in Shares)		840,000
Shares to be issued for transaction costs related to private placement		$ (210)				210
Shares to be issued for transaction costs related to private placement (in Shares)		(840,000)
Net income									(2,433,536)		(2,433,536)
Statutory reserve								2,276	(2,276)
Foreign currency translation										(479,801)	(479,801)
Balances at Dec. 31, 2024		$ 5,118		$ (481)		$ 29,712,151		$ 155,313	$ 22,252,747	$ (2,215,536)	$ 49,909,312
Balances (in Shares) at Dec. 31, 2024		20,491,340
Balances (in Shares) at Dec. 31, 2024				(1,922,000)							1,922,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.